497(e)
                                                                       333-19925

AXA Equitable Life Insurance Company

SUPPLEMENT DATED DECEMBER 1, 2008 TO THE CURRENT PROSPECTUS FOR VARIABLE IMMEDIATE ANNUITY
--------------------------------------------------------------------------------

This Supplement updates certain information in the most recent prospectus and statement of additional information you received and in any supplements to that prospectus and statement of additional information (together, the "Prospectus"). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in the Prospectus.

The purpose of this Supplement is to provide you with information regarding name, sub-adviser and fee changes to certain Portfolios. Please note the changes described below.


CHANGES TO PORTFOLIOS OF EQ ADVISORS TRUST ("TRUST")


1. PORTFOLIO NAME CHANGES

   The following Portfolio name changes as listed below will occur. Accordingly, all references to their respective corresponding investment options in the Prospectus are also changed.


--------------------------------------------------------------------------------
   Existing Portfolio Name             New Portfolio Name
--------------------------------------------------------------------------------
  EQ/AllianceBernstein Quality Bond   EQ/Quality Bond PLUS
--------------------------------------------------------------------------------
  EQ/AllianceBernstein Value          EQ/Large Cap Value PLUS
--------------------------------------------------------------------------------

2. PORTFOLIO SUB-ADVISER CHANGES

   Certain Portfolios' Sub-Adviser(s) will also change. The Portfolios listed below will have the Sub-Advisers listed in the table below. (Portfolios whose names are changing are listed below under their new names.) AXA Equitable Life Insurance Company will continue to be the Investment Manager of all of these portfolios. The following is added under "Portfolios of the Trusts", in "Contract features and benefits", replacing information shown in the
   Prospectus:

------------------------------------------------------------------------------------------------------------------------------------
 EQ Advisors Trust                                                             Investment Manager (or Sub-Adviser(s), as
 Portfolio Name               Objective                                        applicable)
------------------------------------------------------------------------------------------------------------------------------------
  EQ/Large Cap Value PLUS   Seeks to achieve capital appreciation.            o AXA Equitable
                                                                              o AllianceBernstein L.P.
------------------------------------------------------------------------------------------------------------------------------------
  EQ/Quality Bond PLUS      Seeks to achieve high current income consistent   o AllianceBernstein L.P.
                            with moderate risk to capital.                    o SSgA Funds Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------

3. FEE TABLE

   The following information is added under "Portfolio operating expenses expressed as an annual percentage of daily net assets" in the Prospectus, replacing the information shown for the Existing Portfolios listed above in the chart in section 1. (Portfolios whose names are changing are listed below under their new names.) In addition, the Prospectus indicates that a portion of the brokerage commissions of each of EQ/AllianceBernstein Common Stock and EQ/Large Cap Value PLUS (formerly EQ/AllianceBernstein Value) are used to reduce each of these portfolios' expenses. This statement, as it pertains to these Portfolios, is deleted from the Prospectus.


VIA 08 01 (11/08)                                               140655 (11/08)
NB/IF (AR)                                                              x02276

------------------------------------------------------------------------------------------------------------------------------------
                                                                         Acquired     Total Annual    Fee Waivers      Net Total
                                                                        Fund Fees       Expenses        and/or          Annual
                                                                       and Expenses      (Before         Expense        Expenses
                                     Management     12b-1     Other    (Underlying      Expense       Reimburse-    (After Expense
 Portfolio Name                        Fees         Fees    Expenses    Portfolios)    Limitations)       ments       Limitations)
------------------------------------------------------------------------------------------------------------------------------------
  EQ Advisors Trust:
------------------------------------------------------------------------------------------------------------------------------------
  EQ/AllianceBernstein Common Stock   0.35%            --     0.11%           --        0.46%                --        0.46%
  EQ/Large Cap Value PLUS             0.46%            --     0.16%           --        0.62%                --        0.46%
  EQ/Quality Bond PLUS                0.40%            --     0.19%           --        0.59%                --        0.59%
------------------------------------------------------------------------------------------------------------------------------------

   Co-distributed by affiliates AXA Advisors, LLC and AXA Distributors, LLC,
                          1290 Avenue of the Americas,
                               New York, NY 10104.

    Copyright 2008 AXA Equitable Life Insurance Company. All rights reserved.


                      AXA Equitable Life Insurance Company
                           1290 Avenue of the Americas
                               New York, NY 10104
                                  212-554-1234

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